Note 24 - Emergence from Voluntary Reorganization under Chapter 11 Proceedings	12 Months Ended
Dec. 31, 2015
Reorganizations [Abstract]
Reorganization under Chapter 11 of US Bankruptcy Code Disclosure [Text Block]

NOTE 24: EMERGENCE FROM VOLUNTARY REORGANIZATION UNDER CHAPTER 11 PROCEEDINGS

PLAN OF REORGANIZATION

On August 23, 2013, the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the revised First Amended Joint Chapter 11 Plan of Reorganization of Eastman Kodak Company and its Debtor Affiliates (the “Plan”). On September 3, 2013 (the “Effective Date”), the Plan became effective and the Debtors emerged from the Chapter 11 Cases.

On or following the Effective Date and pursuant to the terms of the Plan, the following occurred:

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The Debtors’ obligations under the second lien notes indentures, unsecured notes indentures, stock certificates, equity interests, and / or any other instrument or document directly or indirectly evidencing or creating any indebtedness or obligation of, or ownership interest in, the Debtors or giving rise to any claim or equity interest were cancelled, except as provided under the Plan;

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The Company’s certificate of incorporation was amended and restated to authorize the issuance of 560 million shares of stock, consisting of 60 million shares of preferred stock, no par value, and 500 million shares of common stock, par value $0.01 per share;

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The Company entered into a senior secured first lien term loan agreement and senior secured second lien term loan agreement for an aggregate principal amount of $695 million and a $200 million senior secured asset-based revolving credit facility;

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The Company issued 34 million shares of common stock to unsecured creditors and the Backstop Parties (as defined below) at a per share price of $11.94, for an aggregate purchase price of approximately $406 million. In addition, the Company issued 1.7 million shares of common stock to the Backstop Parties in payment of fees pursuant to the Backstop Commitment Agreement (as defined below);

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The Company issued 6 million shares of common stock and net-share settled warrants to purchase: (i) approximately 2.1 million shares of new common stock at an exercise price of $14.93 and (ii) approximately 2.1 million shares of new common stock at an exercise price of $16.12, to the holders of general unsecured and retiree committee unsecured claims;

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The Debtors established a liquidating trust (the “Kodak GUC Trust”) for the benefit of holders of general unsecured and retiree committee unsecured claims, into which certain avoidance actions of the Debtors were transferred;

•	The Debtors paid approximately $94 million in administrative, priority or secured claims; and
•	The Debtors resolved claims held by the Kodak Pension Plan of the United Kingdom (the “U.K. Pension Plan”) pursuant to the terms of the Global Settlement (as defined below).

Backstop Commitment Agreement and Rights Offering

On June 26, 2013, the Bankruptcy Court approved the Company’s entry into a backstop commitment agreement (the “Backstop Commitment Agreement”) with GSO Capital Partners LP, on behalf of various managed funds, BlueMountain Capital Management, LLC, on behalf of various managed funds, George Karfunkel, United Equities Commodities Company, Momar Corporation and Contrarian Capital Management, LLC, on behalf of Contrarian Funds, LLC (collectively, the “Backstop Parties”), associated with rights offerings to offer eligible creditors, including the Backstop Parties, up to 34 million shares of common stock for the per share purchase price of $11.94, or an aggregate purchase price of approximately $406 million.

A portion of the shares issued in the rights offerings are restricted securities for purposes of Rule 144 under the Securities Act of 1933 and may not be offered, sold or otherwise transferred absent registration under the Securities Act of 1933 or an applicable exemption from registration requirements. The shares issued to participants in the rights offerings were issued in reliance upon the exemption from registration under the Securities Act of 1933 provided by Regulation D thereunder and/or Section 4(a)(2) thereof; or under Section 1145 of the Bankruptcy Code as securities of a debtor issued principally in exchange for claims against a debtor and partly in exchange for cash pursuant to a plan of reorganization.

Registration Rights Agreement

On the Effective Date, the Company and the Backstop Parties executed a registration rights agreement (the “Registration Rights Agreement”). The Registration Rights Agreement, among other rights, provides the Backstop Parties with certain registration rights with respect to the common stock.

Stockholders holding registrable securities representing 25% of the outstanding common stock as of the Effective Date may require the Company to facilitate a registered offering of registrable securities; provided that if such registration has not been consummated prior to the second anniversary of the Effective Date, stockholders holding registrable securities representing 10% of the outstanding common stock as of the Effective Date may require the Company to facilitate such an offering (such offering, the “Initial Registration”). The registrable securities requested to be sold in the Initial Registration must have an aggregate market value of at least $75 million.

Following the Initial Registration, stockholders holding 10% or more of the outstanding registrable securities may demand that the Company file a shelf registration statement and effectuate one or more takedowns off of such shelf, or, if a shelf is not available, effectuate one or more stand-alone registered offerings, provided that such non-shelf registered offerings or shelf takedowns may not be requested more than four times and, in each case, shall include shares having an aggregate market value of at least $75 million. Beginning on the second anniversary of the Effective Date, upon request of a stockholder, the Company shall amend its existing shelf registration statement to register additional registrable securities as set forth in the Registration Rights Agreement. Stockholders also have the right to include their registrable securities in the Initial Registration or any other non-shelf registered offering or shelf takedown of the common stock by the Company for its own account or for the account of any holders of common stock.

KPP Global Settlement

The Company had previously issued (pre-petition) a guarantee to Kodak Limited (the “Subsidiary”) and KPP Trustees Limited (“KPP” or the “Trustee”), as trustee for the U.K. Pension Plan. Under that arrangement, EKC guaranteed to the Subsidiary and the Trustee the ability of the Subsidiary, only to the extent it became necessary to do so, to (1) make contributions to the U.K. Pension Plan to ensure sufficient assets existed to make plan benefit payments, as they became due, if the Subsidiary otherwise would not have sufficient assets and (2) make contributions to the U.K. Pension Plan such that it would achieve fully funded status by the funding valuation for the period ending December 31, 2022.

The Subsidiary agreed to make certain contributions to the U.K. Pension Plan as determined by a funding plan agreed to by the Trustee. The Subsidiary did not pay the annual contributions due by the funding plan for 2012 or 2013. The Trustee asserted an unsecured claim against the Company of approximately $2.8 billion under the guarantee. The Subsidiary also asserted an unsecured claim under the guarantee for an unliquidated amount. The Trustee also asserted an unliquidated claim against all Debtors, as financial support direction and contribution notice claims.

On April 26, 2013, Eastman Kodak Company, the Trustee, Kodak Limited and certain other Kodak entities entered into a global settlement agreement (the “Global Settlement”) that resolved all liabilities of Kodak with respect to the U.K. Pension Plan. The Global Settlement also provided for the acquisition by KPP and/or its subsidiaries of certain assets, and the assumption by KPP and/or its subsidiaries of certain liabilities of Kodak’s Personalized Imaging and Document Imaging businesses (together the “PI/DI Business”) under a Stock and Asset Purchase Agreement dated April 26, 2013 (the “SAPA”).

On August 30, 2013, the Company entered into an agreement (the “Amended SAPA”) amending and restating the SAPA. The Amended SAPA provided for, among other things, a series of deferred closings to take place in certain foreign jurisdictions following the initial closing under the Amended SAPA. The deferred closings implemented the legal transfer of the PI/DI Business to KPP subsidiaries in the deferred closing foreign jurisdictions in accordance with local law. Pursuant to the Amended SAPA, Kodak operated the PI/DI Business relating to the deferred closing jurisdictions, subject to certain covenants, until the applicable deferred closing occurred, and delivered to (or received from) a KPP subsidiary at each deferred closing a payment reflecting the actual economic benefit (or detriment) to the PI/DI Business in the applicable deferred closing jurisdiction(s) from September 1, 2013 through the time of the applicable deferred closing. Up to the time of the deferred closing, the results of the operations of the PI/DI Business were reported as Loss (earnings) from discontinued operations, net of income taxes in the Consolidated Statement of Operations and the assets and liabilities of the PI/DI Business were categorized as Assets held for sale or Liabilities held for sale in the Consolidated Statement of Financial Position, as appropriate.

On the Effective Date, the following occurred pursuant to the Amended SAPA and Global Settlement:

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The acquisition by KPP Holdco Limited (“KPP Holdco”), a wholly owned subsidiary of KPP, and certain direct and indirect subsidiaries of KPP Holdco (together with KPP Holdco, the “KPP Purchasing Parties”), of certain assets of the PI/DI Business, and the assumption by the KPP Purchasing Parties of certain liabilities of the PI/DI Business, for a total purchase price, exclusive of the assumption of liabilities, of $650 million, of which a gross $525 million was paid in cash (net cash consideration of $325 million) and the balance of which was settled by a $125 million note issued by the KPP (the “KPP Note”).

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The KPP Note was cancelled after being assigned by the Company to the Subsidiary and subsequently assigned by the Subsidiary to KPP as settlement, by way of setoff, of an equal amount of outstanding pension liabilities of the Subsidiary to KPP.

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The cash consideration was comprised of $325 million sourced from assets of the U.K. Pension Plan and $200 million sourced from a payment by the Subsidiary to KPP as payment for outstanding pension liabilities of the Subsidiary to KPP.

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Up to $35 million in aggregate of the purchase price is subject to repayment to KPP if the PI/DI Business does not achieve certain annual adjusted EBITDA targets over the four-year period ending December 31, 2018.

SECTION 363 ASSET SALES

On February 1, 2013, Kodak entered into a series of agreements related to the monetization of certain of its intellectual property assets, including the sale of its digital imaging patents. Under these agreements, Kodak received approximately $530 million, a portion of which was paid by twelve licensees that received a license to the digital imaging patent portfolio and other patents owned by Kodak. Another portion was paid by Intellectual Ventures Fund 83 LLC (“Intellectual Ventures”) and Apple, Inc., each of which acquired a portion of the digital imaging patent portfolio, subject to the licenses granted to the twelve new licensees, and previously existing licenses. In addition, Kodak retained a license to the digital imaging patents for its own use. In connection with this transaction, the Company entered into a separate agreement with FUJIFILM Corporation (“Fuji”) whereby, among other things, Fuji granted Kodak the right to sub-license certain Fuji patents to businesses Kodak ultimately sold as part of the Plan. The Debtors also agreed to allow Fuji a general unsecured claim against the Debtors in the amount of $70 million that was discharged pursuant to the terms of the Plan.

EASTMAN BUSINESS PARK SETTLEMENT AGREEMENT

On June 17, 2013, the Company, the New York State Department of Environmental Conservation and the New York State Urban Development Corporation, d/b/a Empire State Development entered into a settlement agreement, subsequently amended on August 6, 2013 (the “Amended EBP Settlement Agreement”).  The Amended EBP Settlement Agreement was subject to the satisfaction or waiver of certain conditions including a covenant not to sue from the EPA.  On May 13, 2014, the Bankruptcy Court approved the U.S. Environmental Settlement, which contained the EPA covenant not to sue, and on May 20, 2014 the Amended EBP Settlement Agreement was implemented and became effective. The Amended EBP Settlement Agreement included the settlement of certain of the Company’s historical environmental liabilities at EBP through the establishment of the EBP Trust as follows:  (i) the EBP Trust is responsible for investigation and remediation at EBP arising from the Company’s historical subsurface environmental liabilities in existence prior to the effective date of the Amended EBP Settlement Agreement, (ii) the Company funded the EBP Trust on the effective date with a $49 million cash payment and transferred certain equipment and fixtures used for remediation at EBP and (iii) in the event the historical liabilities exceed $99 million, the Company will become liable for 50% of the portion above $99 million.  Prior to the implementation of the Amended EBP Settlement Agreement, $49 million was already held in a separate trust and escrow account.

OTHER POSTEMPLOYMENT BENEFITS

On November 7, 2012, the Bankruptcy Court entered an order approving a settlement agreement between the Debtors and the Official Committee of Retired Employees appointed by the U.S. Trustee under the chapter 11 proceedings (the “Retiree Committee”). Under the settlement agreement, the Debtors no longer provide retiree medical, dental, life insurance and survivor income benefits to current and future retirees after December 31, 2012 (other than COBRA continuation coverage of medical and/or dental benefits or conversion coverage as required by applicable benefit plans or applicable law), and the Retiree Committee established a trust from which some limited benefits for some retirees may be provided after December 31, 2012. The trust or related account was funded by the following contributions from the Debtors: $7.5 million in cash paid by the Company in the fourth quarter of 2012, an administrative claim against the Debtors in the amount of $15 million that was paid on the Effective Date, and a general unsecured claim against the Debtors in the amount of $635 million that was discharged upon emergence from chapter 11 pursuant to the terms of the Plan.

RETIREES’ SETTLEMENT

The Debtors’ estimated allowed claims for pre-petition obligations for the Kodak Excess Retirement Income Plan (the “KERIP”), the Kodak Unfunded Retirement Income Plan (the “KURIP”), the Kodak Company Global Pension Plan for International Employees, and individual letter agreements with certain current and former employees that provided for supplemental non-qualified pension benefits were reported as Liabilities subject to compromise in the accompanying Consolidated Statement of Financial Position.

On April 30, 2013, Eastman Kodak Retirees Association Ltd. and certain holders of KERIP and KURIP claims (together with the Debtors, the “Settlement Parties”) filed a motion (the “Motion”) requesting that the Bankruptcy Court appoint a committee pursuant to section 1102(a)(2) of the Bankruptcy Code, to represent the interests of the holders of the KERIP and KURIP claims, and asserted that they and certain other holders of the KERIP and KURIP claims disagreed with the underlying discount rates and mortality tables used by the Debtors to calculate the KERIP and KURIP estimated allowed claim amounts. Subsequent to the filing of the Motion, the Settlement Parties entered into a stipulation (the “Stipulation”) approved by an order of the Bankruptcy Court, which became effective on July 18, 2013, for a total allowed claim of approximately $244 million. During August 2013 a provision for expected allowed claims of approximately $27 million was reflected in Reorganization Items, net in the accompanying Consolidated Statement of Operations to increase the recorded liability to what was ultimately agreed to in the Stipulation.

On the Effective Date, the claim was discharged upon emergence pursuant to the terms of the Plan.